Significant Events in the Reporting Period (Tables)	6 Months Ended
Jun. 30, 2026
Significant Events in the Reporting Period [Abstract]
Summary of Tax on Profit/Loss and Deferred Tax

Income taxes are recognized in the unaudited condensed consolidated interim statements of profit or loss with the following amounts:

	Three Months Ended June 30,		Six Months Ended June 30,
(EUR’000)	2026	2025	2026	2025
Tax on profit/(loss) for the period
Current tax (expense)/income	(2,296)	(1,986)	(3,583)	(2,580)
Current tax, adjustments to prior periods	(9,202)	—	(9,423)	9
Deferred tax, movement for the period	(36,247)	(1,862)	(36,810)	(2,338)
Deferred tax, recognition of previously unrecognized deferred tax assets	—	—	679,587	—
Deferred tax, adjustments to prior periods	24,622	—	24,622	—
Total tax on profit/(loss) for the period	(23,123)	(3,848)	654,393	(4,909)

The development in deferred tax assets/(liabilities) was as follows:

(EUR’000)	2026
Development in deferred tax assets/(liabilities)
January 1	(9,623)
Deferred income tax (expense)/income, through profit or loss	667,399
Deferred income tax (expense)/income, through equity	40,632
Foreign exchange translation	868
June 30	699,276
Classified in the statement of financial position
Deferred tax assets	699,276
Deferred tax liabilities	—
Total deferred tax assets/(liabilities) at June 30	699,276

Specification of deferred tax assets/(liabilities) as of June 30, 2026 compared to December 31, 2025 was as follows:

(EUR’000)	June 30, 2026	December 31, 2025
Deferred tax assets/(liabilities)
Tax deductible losses	444,336	430,011
Other temporary differences, assets	254,940	291,759
Deferred tax assets, not recognized	—	(721,631)
Other temporary differences, liabilities	—	(9,762)
Total deferred tax assets/(liabilities)	699,276	(9,623)